UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-04049

DWS Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 9/30

Date of reporting period: 12/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2009 (Unaudited)

DWS GNMA Fund

	Principal Amount ($)	Value ($)

Government National Mortgage Association 75.2%
Government National Mortgage Association:
2.438% *, 9/20/2059	11,423,180	11,994,338
2.687% *, 4/20/2059	33,910,123	35,944,730
4.5%, with various maturities from 10/15/2033 until 1/1/2039 (a)	105,513,732	105,266,462
5.0%, with various maturities from 11/15/2032 until 11/15/2039 (a) (b)	305,094,288	315,467,785
5.5%, with various maturities from 7/20/2013 until 12/20/2039 (a) (b)	479,019,223	505,490,228
6.0%, with various maturities from 7/15/2014 until 11/15/2039 (b)	379,751,000	406,791,425
6.5%, with various maturities from 9/20/2024 until 7/20/2039 (a)	159,602,440	169,518,150
7.0%, with various maturities from 9/15/2010 until 6/20/2039 (b)	91,285,171	98,978,808
7.5%, with various maturities from 2/15/2011 until 1/15/2037	27,187,188	29,811,144
8.0%, with various maturities from 8/20/2012 until 9/20/2013	56,262	59,907
9.0%, with various maturities from 2/15/2020 until 7/15/2030	1,002,287	1,137,778
10.5%, with various maturities from 10/20/2016 until 1/20/2021	337,614	393,567

11.5%, with various maturities from 4/15/2013 until 2/15/2016	64,479	73,755
12.0%, with various maturities from 12/15/2012 until 7/15/2015	216,875	250,847
12.5%, with various maturities from 10/15/2013 until 8/15/2015	121,040	138,909
13.0%, 5/15/2015	4,402	5,081
13.5%, with various maturities from 11/15/2012 until 9/15/2014	20,186	23,151
14.0%, 7/15/2011	6,120	6,539
14.5%, 10/15/2014	13,611	16,076

Total Government National Mortgage Association (Cost $1,631,230,033)		1,681,368,680
Collateralized Mortgage Obligations 16.7%
Fannie Mae Whole Loan:
"1AF1", Series 2007-W1, 0.491% *, 11/25/2046	74,974,785	75,164,861
"1A8", Series 2003-W12, 4.55%, 6/25/2043	11,623,033	11,635,746
"A", Series 2009-W1, 6.0%, 12/25/2049	24,807,594	26,272,793
Federal Home Loan Mortgage Corp.:
"AF", Series 2892, 0.533% *, 5/15/2021	2,242,583	2,247,985
"FO", Series 2418, 1.133% *, 2/15/2032	3,236,904	3,288,532
"GF", Series 2412, 1.183% *, 2/15/2032	4,942,186	5,008,821
"FA", Series 2419, 1.233% *, 2/15/2032	2,863,419	2,904,703
"F", Series 2439, 1.233% *, 3/15/2032	3,257,487	3,301,334
"FA", Series 2436, 1.233% *, 3/15/2032	3,257,487	3,301,334
"FQ", Series 2488, 1.233% *, 3/15/2032	3,324,590	3,369,339
"FW", Series 2456, 1.233% *, 3/15/2032	1,796,053	1,821,852
"57", Series 256, Interest Only, 5.0%, 3/15/2023	7,145,655	999,353
"PT", Series 3586, IOette, 5.884% **, 2/15/2038	11,672,301	12,310,335
"TZ", Series 2778, 6.0%, 2/15/2034	2,807,516	2,987,893
Federal National Mortgage Association:
"FP", Series 2006-62, 0.481% *, 7/25/2036	10,230,600	10,046,981
"FC", Series 2006-123, 0.491% *, 1/25/2037	4,651,723	4,527,969
"FA", Series 2002-23, 1.131% *, 4/25/2032	4,416,526	4,476,469
"OF", Series 2001-60, 1.181% *, 10/25/2031	1,442,998	1,465,594
"OF", Series 2001-70, 1.181% *, 10/25/2031	577,199	584,576
"FB", Series 2002-30, 1.231% *, 8/25/2031	3,995,226	4,059,835
"FA", Series 2003-11, 1.231% *, 9/25/2032	3,212,794	3,256,688
"FJ", Series 2002-52, 1.231% *, 9/25/2032	4,281,052	4,342,131
"25", Series 351, Interest Only, 4.5%, 5/1/2019	6,641,150	779,980
"ZA", Series 2008-29, 4.5%, 4/25/2038	7,842,865	7,070,732
"21", Series 334, Interest Only, 5.0%, 3/1/2018	7,471,721	990,819
"20", Series 334, Interest Only, 5.0%, 3/1/2018	6,024,608	678,931
''23", Series 339, Interest Only, 5.0%, 7/1/2018	5,315,763	696,520
"ZA", Series 2008-24, 5.0%, 4/25/2038	16,368,658	15,410,018
"AN", Series 2007-108, 8.802% *, 11/25/2037	12,928,839	14,612,443
Government National Mortgage Association:
"CO", Series 2002-76, Principal Only, Zero Coupon, 3/22/2032	2,568,239	1,690,133
"SY", Series 2008-83, Interest Only, 0.494% **, 8/20/2034	41,058,795	156,184
"FI", Series 2009-H01, Interest Only, 1.801% **, 11/20/2059	66,915,475	4,524,261
"PZ", Series 2004-74, 4.0%, 9/20/2034	3,699,742	3,603,663
"AI", Series 2009-22, Interest Only, 4.5%, 10/16/2032	2,437,884	376,495
"ZC", Series 2003-86, 4.5%, 10/20/2033	2,308,497	2,183,808
"KE", Series 2004-19, 5.0%, 3/16/2034	5,000,000	5,099,568
"PH", Series 2004-80, 5.0%, 7/20/2034	11,000,000	11,386,908
"LE", Series 2004-87, 5.0%, 10/20/2034	7,000,000	6,975,930
"ZB", Series 2005-15, 5.0%, 2/16/2035	12,727,305	12,345,282
"GZ", Series 2005-44, 5.0%, 7/20/2035	3,739,631	3,627,255
"CK", Series 2007-31, 5.0%, 5/16/2037	9,000,000	9,316,859
"Z", Series 2009-49, 5.15%, 6/16/2049	5,154,191	4,467,098

"AI", Series 2008-77, Interest Only, 5.5%, 10/20/2020	2,384,737	96,452
"AI", Series 2008-40, Interest Only, 5.5%, 5/16/2023	4,272,510	523,592
"AI", Series 2008-51, Interest Only, 5.5%, 5/16/2023	12,303,038	1,712,224
"AI", Series 2008-46, Interest Only, 5.5%, 5/16/2023	3,833,101	552,110
"PC", Series 2003-19, 5.5%, 3/16/2033	8,000,000	8,530,802
"PZ" Series 2003-25, 5.5%, 4/20/2033	7,208,543	7,514,410
"PC", Series 2007-2, 5.5%, 6/20/2035	11,510,346	12,249,204
"PD", Series 2005-91, 5.5%, 12/20/2035	5,000,000	5,248,391
"IJ", Series 2007-53, Interest Only, 5.75%, 6/20/2035	712,586	38,663
"ZB", Series 2005-65, 6.0%, 9/20/2032	15,329,571	16,368,781
"PH", Series 2002-84, 6.0%, 11/16/2032	9,000,000	9,671,471
"CI", Series 2009-42, Interest Only, 6.0%, 8/16/2035	1,015,042	224,286
"CT", Series 2009-42, 6.0%, 8/16/2035	12,180,516	13,026,825
"SF", Series 2002-63, Interest Only, 6.048% **, 9/16/2032	4,813,501	459,371
"PS", Series 2008-40, Interest Only, 6.268% **, 5/16/2038	6,116,252	719,503
"SA", Series 2006-47, Interest Only, 6.568% **, 8/16/2036	2,021,678	212,766
"LS", Series 2003-74, Interest Only, 6.917% **, 12/20/2030	1,655,286	68,675
"SU", Series 2004-30, Interest Only, 6.967% **, 2/20/2032	11,030,579	531,733
"SM", Series 2003-60, Interest Only, 7.518% **, 1/16/2033	21,040,898	2,332,285
"S", Series 2001-3, Interest Only, 7.868% **, 2/16/2031	1,726,342	292,969

Total Collateralized Mortgage Obligations (Cost $353,580,615)		373,742,524
US Government Agency Sponsored Pass-Throughs 1.1%
Federal National Mortgage Association, 5.0% with various maturities from 1/1/2034 until 1/1/2038 (Cost $23,783,187)	22,956,209	23,627,452
Government & Agency Obligations 11.8%
Other Government Related 1.1%
Citigroup Funding, Inc., FDIC Guaranteed, 1.875%, 10/22/2012	5,000,000	4,981,110
GMAC, Inc., FDIC Guaranteed, 1.75%, 10/30/2012	6,200,000	6,159,638
US Central Credit Union, 1.9%, 10/19/2012	4,945,000	4,941,133
Western Corporate Federal Credit Union, 1.75%, 11/2/2012	7,800,000	7,764,978

		23,846,859
US Government Sponsored Agencies 8.7%
Federal Farm Credit Bank, 1.875%, 12/7/2012 (b)	10,000,000	9,997,880
Federal Home Loan Bank:
1.375%, 5/16/2011	9,520,000	9,587,087
1.5%, 1/16/2013	10,000,000	9,861,581
1.625%, 7/27/2011 (b)	10,000,000	10,095,610
1.625%, 11/21/2012	16,000,000	15,884,304
2.302% *, 9/10/2019	10,000,000	9,799,000
4.25% *, 1/21/2020 (a)	7,100,000	7,064,500
7.2% *, 3/18/2024	5,880,000	5,497,800
7.25% *, 1/14/2025 (a)	3,300,000	3,159,750
7.5% *, 11/12/2024	6,500,000	6,207,500
7.8% *, 1/13/2025 (a)	6,400,000	6,382,400
Federal Home Loan Mortgage Corp.:
1.125%, 12/15/2011	15,000,000	14,953,395
1.375%, 1/9/2013 (c)	20,248,000	19,897,386
1.5%, 1/7/2011	10,000,000	10,091,020
Federal National Mortgage Association:
0.875%, 1/12/2012	10,000,000	9,922,970
1.875%, 4/20/2012	11,430,000	11,549,032
5.0%, 5/20/2024	10,000,000	9,823,450

8.45% *, 2/27/2023	25,000,000	25,012,500

		194,787,165
US Treasury Obligations 2.0%
US Treasury Bill, 0.19% ***, 3/18/2010 (d)	9,758,000	9,757,014
US Treasury Note, 4.875%, 4/30/2011 (b)	33,000,000	34,758,273

		44,515,287

Total Government & Agency Obligations (Cost $265,523,256)		263,149,311
	Shares	Value ($)

Securities Lending Collateral 13.8%
Daily Assets Fund Institutional, 0.17% (e) (f) (Cost $308,932,744)	308,932,744	308,932,744
Cash Equivalents 3.9%
Central Cash Management Fund, 0.14% (e) (Cost $88,541,983)	88,541,983	88,541,983
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,671,591,818) †	122.5	2,739,362,694
Other Assets and Liabilities, Net	(22.5)	(503,284,254)

Net Assets	100.0	2,236,078,440

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of December 31, 2009.

**	These securities are shown at their current rate as of December 31, 2009.
***	Annualized yield at time of purchase; not a coupon rate.
†

The cost for federal income tax purposes was $2,672,366,801. At December 31, 2009, net unrealized appreciation for all securities based on tax cost was $66,995,893. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $72,599,458 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $5,603,565.

(a)	When-issued or delayed delivery security included.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at December 31, 2009 amounted to $302,871,171 which is 13.5% of net assets.
(c)	At December 31, 2009 this security has been pledged, in whole or in part, as collateral for open written options.
(d)	At December 31, 2009, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
FDIC: Federal Deposit Insurance Corp.

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

IOettes: These securities represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, a nominal amount of principal is assigned to an IOette which is small in relation to the interest flow that constitutes almost all of the IOette cash flow. The effective yield of this security is lower than the stated interest rate.

Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At December 31, 2009, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

10 Year US Treasury Note	USD	3/22/2010	2,362	272,700,281	(5,833,678)
2 Year US Treasury Note	USD	3/31/2010	293	63,365,828	(67,664)
Total unrealized depreciation					(5,901,342)

At December 31, 2009, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

90 Day Eurodollar	USD	3/15/2010	250	62,278,125	(174,325)
90 Day Eurodollar	USD	6/14/2010	250	62,075,000	(192,013)
90 Day Eurodollar	USD	9/13/2010	250	61,812,500	(170,137)
90 Day Eurodollar	USD	12/13/2010	250	61,543,750	(157,637)
90 Day Eurodollar	USD	3/14/2011	250	61,293,750	(145,138)
90 Day Eurodollar	USD	6/13/2011	250	61,053,125	(132,638)
90 Day Eurodollar	USD	9/19/2011	250	60,837,500	(115,950)
Total unrealized depreciation					(1,087,838)

Currency Abbreviation
USD	United States Dollar

At December 31, 2009, open written option contracts were as follows:
Written Options	Coupon Rate (%)	Contract Amount	Expiration Date	Strike Price ($)	Value ($)*

Call Options
30-Year GNSF	4.5	30,000,000	1/14/2010	101.6	14,062
30-Year GNSF	4.5	30,000,000	2/11/2010	101.3	44,854
30-Year GNSF	5.0	30,000,000	1/14/2010	102.6	140,562
30-Year GNSF	5.0	30,000,000	2/11/2010	103.7	44,009
30-Year GNSF	5.5	30,000,000	1/14/2010	104.3	167,034
30-Year GNSF	5.5	60,000,000	3/11/2010	105.0	159,375
30-Year GNSF	6.0	30,000,000	1/14/2010	106.4	4,687
30-Year GNSF	6.0	30,000,000	1/14/2010	105.1	196,875
30-Year GNSF	6.0	30,000,000	3/11/2010	106.0	42,188
Total Call Options (Premiums received $1,713,281)				813,646

Put Options
30-Year GNSF	4.0	60,000,000	3/11/2010	98.1	1,650,000

30-Year GNSF	4.5	30,000,000	1/14/2010	101.6	478,125
30-Year GNSF	4.5	30,000,000	2/11/2010	101.3	562,500
30-Year GNSF	5.0	30,000,000	2/11/2010	103.7	412,500
30-Year GNSF	5.0	30,000,000	3/11/2010	102.5	326,255
30-Year GNSF	5.5	30,000,000	3/11/2010	104.5	215,478
30-Year GNSF	6.0	30,000,000	3/11/2010	105.6	191,100
Total Put Options (Premiums received $1,978,125)					3,835,958

Total Written Options (Premiums received $3,691,406)					4,649,604

*	Unrealized depreciation at December 31, 2009 was 958,198.
At December 31, 2009, open interest rate swap contracts were as follows:
Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Unrealized Appreciation ($)

12/24/2009 12/24/2019	3,900,000[1]	Floating — LIBOR	Fixed — 5.27%	0
12/24/2009 12/24/2019	2,500,000[1]	Floating — LIBOR	Fixed —5.2%	0
12/25/2009 12/25/2019	2,500,000[2]	Floating — LIBOR	Fixed — 5.3%	0
9/15/2010 9/15/2014	59,400,000[1]	Fixed — 3.15%	Floating — LIBOR	364,255
9/15/2010 9/15/2014	59,400,000[1]	Fixed — 3.15%	Floating — LIBOR	364,256
Total unrealized appreciation on open interest rate swaps contracts				728,511

Counterparties:
1	Morgan Stanley
2	Bank of America
GNSF: Government National Single Family
LIBOR: London InterBank Offered Rate

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2009 in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income (h)
Government National Mortgage Association	$—	$1,633,429,612	$47,939,068	$1,681,368,680
Collateralized Mortgage Obligations	—	369,218,263	4,524,261	373,742,524
US Government Agency Sponsored Pass-Throughs	—	23,627,452	—	23,627,452
Government & Agency Obligations	—	225,080,347	28,311,950	253,392,297
Short-Term Investments (h)	397,474,727	9,757,014	—	407,231,741
Derivatives (i)	—	728,511	—	728,511
Total	$397,474,727	$2,261,841,199	$80,775,279	$2,740,091,205

Liabilities
Investments Sold Short, at Value	$—	$(31,413,282)	$—	$(31,413,282)
Derivatives (i)	(6,989,180)	—	(4,649,604)	(11,638,784)
Total	$(6,989,180)	$(31,413,282)	$(4,649,604)	$(43,052,066)

(h)	See Investment Portfolio for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and interest rate swaps and options written, at value.

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining the value:

	Government National Mortgage Association	Government & Agency Obligations	Collateralized Mortgage Obligations	Total	Written Options
Balance as of September 30, 2009	$34,817,742	$17,494,95	$12,120,000	$64,432,692	$(2,942,902)
Realized gains (loss)	(3,415)	—	—	(3,415)	1,129,688
Change in unrealized appreciation (depreciation)	1,224,588	(375,900)	3,385	852,073	(954,359)
Amortization premium/ discount	—	—	(3,385)	(3,385)	—
Net purchases (sales)	11,900,153	11,192,900	(7,595,739)	15,497,314	(1,882,031)
Net transfers in (out) of Level 3	—	—	—	—	—
Balance as of December 31, 2009	$47,939,068	$28,311,950	$4,524,261	$ 80,775,279	$(4,649,604)
Net change in unrealized appreciation (depreciation) from investments still held at December 31, 2009	$1,224,588	$ (415,500)	$3,385	$812,473	$(958,197)

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of December 31, 2009 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Options
Interest Rate Contracts	$ (6,989,180)	$728,511	$(958,198)

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS GNMA Fund, a series of DWS Income Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	February 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS GNMA Fund, a series of DWS Income Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	February 25, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 25, 2010